TCW/Gargoyle Dynamic 500 Fund
TCW/Gargoyle Dynamic 500 Fund
Investment Objective
The Fund’s investment objective is to seek greater long-term capital appreciation with reduced risk and lower volatility than the S&P 500 Index.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment.)
Shareholder Fees - TCW/Gargoyle Dynamic 500 Fund - USD ($)	Class I	Class N
Shareholder Fees (Fees paid directly from your investment.)	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses - TCW/Gargoyle Dynamic 500 Fund		Class I	Class N
Management fees		0.80%	0.80%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses	[1]	11.71%	11.71%
Acquired fund fees and expenses	[1]	0.09%	0.09%
Total annual fund operating expenses		12.60%	12.85%
Fee waiver and/or expense reimbursement	[2]	(11.60%)	(11.60%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.00%	1.25%
[1]	“Other expenses” and “Acquired fund fees and expenses” are based on estimated amounts for the current year.
[2]	TCW Investment Management Company, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding taxes, interest, brokerage commissions, dividends on securities sold short, acquired fund fees and expenses, and extraordinary expenses) to 1.00% of average daily net assets with respect to Class I shares and 1.25% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through November 30, 2016. During this term, only the Board of Trustees may terminate or modify the terms of the contract. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to any applicable expense caps at the time of recoupment or at the time of waiver and/or reimbursement, whichever is lower. If the Adviser does not agree to waive fees and/or reimburse expenses after November 30, 2016, the fees and expenses paid by shareholders of the Fund will increase.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - TCW/Gargoyle Dynamic 500 Fund - USD ($)	1 Year	3 Years
Class I	102	2,512
Class N	127	2,574

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate thereby having the effect of decreasing the portfolio turnover rate. If these instruments were included in the calculations, the Fund would have a higher portfolio turnover rate.
Principal Investment Strategies
Under normal market conditions, the Fund seeks to achieve its investment objective by buying the S&P 500 Index (“SPX”) (the “Stock Portfolio”) (or gaining exposure thereto through the purchase of ETFs) and selling short-term slightly out-of-the-money SPX call options (the “Options Portfolio”) on a monthly basis. A call option is considered to be “out-of-the-money” if the strike price for the option is above the current price of the underlying security. In an effort to maximize upside participation and to provide more downside protection, Gargoyle Investment Advisor L.L.C., the Fund’s sub-adviser (“Gargoyle” or the “Sub-Adviser”), continually monitors the Options Portfolio and actively adjusts the Options Portfolio to maintain the combined net long market exposure of the long Stock Portfolio and the short Options Portfolio within the range of 35% and 65%, with a target of 50%. This net figure is determined by considering the long exposure of the Stock Portfolio to be 100%. The Options Portfolio is targeted to be sufficiently short so as to reduce the overall Fund market exposure to a net long 50%. To the extent that Gargoyle determines to roll the Options Portfolio forward on or before it would otherwise expire, the Fund will endeavor to maintain an Options Portfolio of short call options.
Principal Risks
Because the Fund holds instruments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio instruments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  Equity Securities Risk: Investments in equity securities involve substantial risks and may be subject to wide and sudden fluctuations in market value, as a result of changes in a company’s financial condition and in overall market, economic and political conditions, changing perception regarding the industries in which the issuing securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.
  Market Risk: Market risk is the risk that the securities or other markets in which the Fund’s investments trade or to which the Fund is exposed will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value.
  Index Call Option Writing Risk: As the writer of an SPX call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of SPX above the exercise price of the call option.
  Hedging Risk: It is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. Hedging may also reduce gains or result in losses.
  Leverage Risk: Leverage may result from certain transactions, including the use of derivatives (including options), borrowing and reverse repurchase agreements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage, and, during periods of adverse market conditions, the use of leverage may cause the Fund to lose more money than would have been the case if leverage was not used. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements.
  Derivatives Risk: The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is the measurement of how much the change in the price of a security, an index or a market varies compared to its average change. The Fund does not trade derivatives over-the-counter. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.
  Options: Investments in options are considered speculative. When the Fund purchases an option, it may lose the entire amount paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, the purchase price would represent a loss to the Fund. When a Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below (in the case of a put) or above (in the case of a call) the exercise price of the written option, the Fund could experience a substantial loss.
  Difference in Market Close Time: The listed stock markets close at 4 PM ET whereas the listed option markets close at 4:15 PM ET. News that is announced between 4 PM and 4:15 PM could cause the options portfolio to move adversely without the ability of the stock portfolio to move.
  Models Risk: The proprietary algorithm and software (collectively, “models”) used by the Sub-Adviser to determine or guide investment decisions may not achieve the objectives of the Fund. Any imperfections or limitations in the analyses and models could affect the ability of the Sub-Adviser to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate, and/or it may not include the most recent information about a company or a security. Additionally, the Sub-Adviser is able to adjust the models or, under certain adverse conditions, to deviate from the models employed by it. Such adjustments or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the Sub-Adviser had not adjusted or deviated from the models.
  Management Risk: The skills of the Adviser and the Sub-Adviser will play a significant role in the Fund’s ability to achieve its investment objective. In addition, an investment strategy may fail to produce the intended results.
  New Fund Risk: The Fund is new. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or may not employ a successful investment strategy, which could result in the Fund being liquidated at any time without shareholder approval and could have negative tax consequences for shareholders.
  Alternative Strategies Risk: The investment strategies employed by the Fund are alternative strategies that have not been applied to mutual funds for an extended period of time. Accordingly, the Fund is subject to the risk that anticipated opportunities do not play out as planned, or that there are unexpected challenges in implementing the Fund’s strategies due to regulatory constraints for mutual funds.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year. Updated information on the Fund’s performance, including its current net asset value per share, can be obtained by visiting www.tcw.com.